0911-21326

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
SEP 29 2016
Washington DC
412

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats EDGA Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

16019358

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
VP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
September 28, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 29 2016

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS EDGA EXCHANGE, INC.
COMMENCING ON SEPTEMBER 22, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
IBDR	Trust	Investment Company Units	Barclays December 2026 Maturity Corporate Index	U.S.	Broad
USMR	Trust	Investment Company Units	STOXX USA 900 Minimum Variance Unconstrained	U.S.	Broad
CWS	Trust	Investment Company Units	U.S. exchange listed equity securities	U.S.	Broad
FTXO	Trust	Investment Company Units	Nasdaq US Smart Banks Index	U.S.	Broad
FTXG	Trust	Investment Company Units	Nasdaq US Smart Food & Beverage Index	U.S.	Broad
FTXN	Trust	Investment Company Units	Nasdaq US Smart Oil & Gas Index	U.S.	Broad
FTXH	Trust	Investment Company Units	Nasdaq US Smart Pharmaceuticals Index	U.S.	Broad
FTXD	Trust	Investment Company Units	Nasdaq US Smart Retail Index	U.S.	Broad
FTXL	Trust	Investment Company Units	Nasdaq US Smart Semiconductor Index	U.S.	Broad
FTXR	Trust	Investment Company Units	Nasdaq US Smart Transportation Index	U.S.	Broad
DWAC	Trust	Investment Company Units	Exchange-Traded Commodity Futures Contracts	World	Broad

Bats

SEC
Mail Processing
Section
SEP 29 2016
Washington DC
412

September 28, 2016

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats EDGA Exchange, Inc.

Ms. Jackson,

On behalf of Bats EDGA Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding eleven (11) derivative securities products that commenced trading on Bats EDGA Exchange on September 22, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 29 2016

RECEIVED
2016 SEP 29 PM 12: 55
SEC / TM